OTHER INCOME, NET: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OTHER INCOME, NET:
Interest and dividend income	$ 1,445	$ 1,369	$ 1,087
Gains on trading securities relating to deferred compensation plans	10,588	4,616	29
Interest expense	(92)	(137)	(121)
Impairment of equity investment	(975)	(850)
Equity method investment loss	(967)	(1,019)	(194)
Foreign exchange gains(losses)	(790)	442	2,098
Capital gains(losses)	2,576	(59)	(227)
Miscellaneous, net	345	323	274
Total other income, net	$ 12,130	$ 4,685	$ 2,946